Consolidated Shareholders' Equity - Summary of Movements within Other Comprehensive Income (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [Line Items]
Items not subsequently reclassifiable to profit or loss	€ 85	€ 787	€ 451
Items subsequently reclassifiable to profit or loss	(1,058)	3,463	2,313
Foreign exchange gain (loss)	(14)		40
Euroapi
Disclosure of analysis of other comprehensive income by item [Line Items]
Foreign exchange gain (loss)		35
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [Line Items]
Actuarial gains/(losses) excluding investments accounted for using the equity method	133	1,110	650
Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes	8	0	4
Tax effects	(60)	(333)	(212)
Items not subsequently reclassifiable to profit or loss	85	787	451
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss | Equity instruments included in financial assets
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (excluding investments accounted for using the equity method)	3	(3)	(4)
Change in fair value (investments accounted for using the equity method, net of taxes)	0	0	0
Equity risk hedging instruments designated as fair value hedges	0	16	17
Tax effects	1	(3)	(4)
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (excluding investments accounted for using the equity method)	1	(17)	5
Change in fair value (investments accounted for using the equity method, net of taxes)	0	0	2
Tax effects	0	4	(1)
Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method)	(1,089)	3,775	2,643
Currency translation differences (investments accounted for using the equity method)	6	(11)	(11)
Hedges of net investments in foreign operations	26	(329)	(354)
Tax effects	(7)	85	91
Items subsequently reclassifiable to profit or loss	(1,058)	3,463	2,313
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Debt instruments included in financial assets
Disclosure of analysis of other comprehensive income by item [Line Items]
Change in fair value (excluding investments accounted for using the equity method)	6	(52)	(77)
Change in fair value (investments accounted for using the equity method, net of taxes)	0	0	0
Tax effects	(1)	8	15
Items subsequently reclassifiable to profit or loss	0	2	0
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Cash flow and fair value hedge
Disclosure of analysis of other comprehensive income by item [Line Items]
Items subsequently reclassifiable to profit or loss	€ 0	€ 17	€ 5